Commitments and contingencies	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
14. Commitments and contingencies

Contractual commitments

As of June 30, 2015, contractual purchase commitments required to be made in 2015 were $0.5 million.

Claims and Contingencies

PGN claims and indemnification
Following certain delays, the time charter hire on the PGN FSRU Lampung commenced July 21, 2014 for the start of commissioning. During the commissioning to test the PGN FSRU Lampung project (including the Mooring) and the pipeline functionality, technical problems were identified on August 29, 2014. Following the completion of the commissioning, PGN formally accepted and signed the Certificate of Acceptance dated October 30, 2014.

The Partnership’s subsidiary had commitments to pay a day rate for delay liquidated damages to PGN for delays in achieving the scheduled arrival date or acceptance by the scheduled delivery date. PGN had concerns about requirements under the time charter contract to pay hire rates for the periods of delay during the commissioning and issued invoices for $7.1 million for delay liquidated damages. PGN also did not pay its time charter hire for September 2014 or October 2014.

The Partnership was indemnified under the omnibus agreement by Höegh LNG for both delay liquidated damages and any hire rate payments not received under the PGN FSRU Lampung time charter for the period commencing on August 12, 2014 through the acceptance date of the PGN FSRU Lampung. The Partnership filed indemnification claims for the September and October 2014 invoices not paid by PGN of $6.5 million and $6.7 million, respectively, and received payments from Höegh LNG in September and October, respectively. Indemnification for hire rate payments was accounted for consistent with the accounting policies for loss of hire insurance, and was recognized when the proceeds were received.  Therefore, the Partnership recognized the payments from Höegh LNG for September and October 2014 as revenue, including $4.9 million of additional revenues recognized in 2014 due to the restatement adjustments.

The Partnership’s subsidiary and the pipeline contractor were jointly and severally liable to PGN for each other’s delay liquidated damages if either party failed to perform. Further, the Partnership’s subsidiary and the pipeline contractor had an agreement to cover the other party’s delay liquidated damages to the extent caused by the other party’s scope of work. The Partnership has not received any claims from PGN or the pipeline contractor related to the contractor’s delay liquidated damages. The Partnership was indemnified by Höegh LNG for any potential delay liquidated damages, net of any recoveries, arising for or from claims of the pipeline contractor.

During March 2015, an understanding with PGN, the pipeline contractor and the Partnership’s subsidiary was reached. As a result, PGN will not pay the time charter hire for September 2014 or October 2014, the Partnership’s subsidiary will not pay the delay liquidated damages, the Partnership’s subsidiary is released from joint and several liability for the pipeline contractor’s delay liquidated damages, the pipeline contractor is released from joint and several liability for the Partnership’s subsidiary’s delay liquidated damages and neither the Partnership’s subsidiary nor the pipeline contractor cover the other party’s delay liquidated damages to the extent caused by the other party’s scope of work. On June 30, 2015, the formal Settlement and Release Agreement was signed formalizing the understanding. As a result, the Partnership has no further exposure to claims from PGN or the pipeline contractor associated with the delivery commitments and it has been fully indemnified by Höegh LNG for the loss of time charter hire payments.

As of December 31, 2014, a warranty allowance of $2.0 million was recorded to construction contract expenses related to the Mooring. The Partnership filed indemnification claims for the warranty allowance of $2.0 million to be paid to the Partnership by Höegh LNG when costs are incurred for the warranty. No costs were incurred as of June 30, 2015.

The Partnership was indemnified by Höegh LNG for non-budgeted expenses (including repair costs) incurred in connection with the PGN FSRU Lampung project prior to the date of acceptance. In the first quarter of 2015, the Partnership filed indemnification claims and was paid for non-budgeted expenses and costs of $3.1 million related to the year ended December 31, 2014. The cash payment from Höegh LNG was recorded as a contribution to equity.